Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets
Figures in Rand thousands	Product development costs	Computer software	Trade name	Customer relationships	Total

At February 28, 2026
Cost	278,683	48,984	928	8,695	337,290
Accumulated amortization	(207,292)	(38,801)	(782)	(8,695)	(255,570)
Carrying value	71,391	10,183	146	-	81,720

At February 28, 2025
Cost	246,750	43,128	782	8,695	299,355
Accumulated amortization	(173,786)	(33,809)	(782)	(7,925)	(216,302)
Carrying value	72,964	9,319	-	770	83,053

Schedule of Reconciliation of the Carrying Value of Intangible Assets
Figures in Rand thousands	Product development costs	Computer software	Trade name	Customer relationships	Total

At February 28, 2026
Beginning balance	72,964	9,319	-	770	83,053
Additions	54,349	7,164	152	-	61,665
Amortization	(49,661)	(5,995)	-	(770)	(56,426)
Translation adjustments	(6,261)	(305)	(6)	-	(6,572)
Ending balance	71,391	10,183	146	-	81,720

At February 28, 2025
Beginning balance	71,617	8,773	130	2,603	83,123
Additions	52,348	6,589	-	-	58,937
Amortization	(48,274)	(5,834)	(130)	(1,834)	(56,072)
Translation adjustments	(2,727)	(209)	-	1	(2,935)
Ending balance	72,964	9,319	-	770	83,053